Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term amounts due from related parties
Total short-term amounts due from related parties	$ 84,720,167	¥ 551,214,823	¥ 585,905,707
Long-term amounts due from related parties
Total long-term amounts due from related parties			1,000,000
Total amounts due from related parties	84,720,167	551,214,823	586,905,707
Qufenqi Inc. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	4,223	27,475	180,000,000
Qufenqi (HK) Limited [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			4,860
Ganzhou QuCampus [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	3,645	23,714	157,673
Ganzhou Happy Share Capital Management LLP [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	118	770	770
Alipay.com Co., Ltd. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	84,509,170	549,842,011	404,631,249
Zhima Credit Management Co., Ltd [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			778,837
Alibaba Cloud Computing Co. Ltd. [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	49,314	320,853
Employee advances [Member] | Key Management and their Immediate Families [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties			60,000
Loan Principal and Financing Service Fee Receivables [Member] | Key Management and their Immediate Families [Member]
Short-term amounts due from related parties
Total short-term amounts due from related parties	$ 153,697	¥ 1,000,000	272,318
Long-term amounts due from related parties
Total long-term amounts due from related parties			¥ 1,000,000